FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2090

August 15, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds (the "Trust" or "Registrant") File Nos. 002-67052/811-03023 Post-Effective Amendment ("PEA") No. 422

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 422 to the Registrant's currently effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purpose of this filing is to register the DF Dent Small Cap Growth Fund (the "Fund"), a new series of the Registrant. On April 16, 2012, Registrant filed Post-Effective Amendment No. 357 ("PEA 357") to its Registration Statement on Form N-1A to reflect an initial prospectus and statement of additional information of a DF Dent Small Cap Growth Fund (accession number 0001435109-12-000053). By subsequent filing (accession number 0001435109-12-000300) Registrant withdrew that Registration Statement. Accordingly, this filing also contains responses to your comments on PEA 357 and otherwise updates the Fund's disclosures since PEA 357.

The Registrant has elected that this filing be automatically effective on November 1, 2013, pursuant to Rule 485(a)(2) under the 1933 Act. If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2075 or by email at david.faherty@atlanticfundservices.com.

Sincerely,

/s/ David Faherty

David Faherty

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